American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
May 31, 2023

American Century Quality Convertible Securities ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CONVERTIBLE BONDS — 78.7%
Aerospace and Defense — 0.8%
Parsons Corp., 0.25%, 8/15/25	135,000	148,838
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc., 1.125%, 10/15/24	120,000	112,584
Automobile Components — 0.4%
Patrick Industries, Inc., 1.75%, 12/1/28	92,000	81,880
Automobiles — 0.7%
Ford Motor Co., 0.00%, 3/15/26(1)	142,000	139,160
Beverages — 0.9%
MGP Ingredients, Inc., 1.875%, 11/15/41	149,000	172,840
Biotechnology — 4.9%
Ascendis Pharma A/S, 2.25%, 4/1/28(2)	193,000	174,544
Exact Sciences Corp., 0.375%, 3/1/28	155,000	149,668
Halozyme Therapeutics, Inc., 0.25%, 3/1/27	215,000	176,579
Insmed, Inc., 0.75%, 6/1/28	138,000	111,435
Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	119,000	118,996
Neurocrine Biosciences, Inc., 2.25%, 5/15/24	93,000	113,042
Sarepta Therapeutics, Inc., 1.50%, 11/15/24	75,000	135,705
		979,969
Broadline Retail — 1.6%
Etsy, Inc., 0.25%, 6/15/28	222,000	169,608
PDD Holdings, Inc., 0.00%, 12/1/25(1)	161,000	155,172
		324,780
Chemicals — 0.4%
Livent Corp., 4.125%, 7/15/25	32,000	86,736
Communications Equipment — 2.1%
Lumentum Holdings, Inc., 0.50%, 12/15/26	166,000	146,080
Lumentum Holdings, Inc., 0.50%, 6/15/28	156,000	120,604
Viavi Solutions, Inc., 1.00%, 3/1/24	154,000	150,032
		416,716
Consumer Staples Distribution & Retail — 0.4%
Chefs' Warehouse, Inc., 2.375%, 12/15/28(3)	75,000	74,512
Diversified Consumer Services — 0.8%
Stride, Inc., 1.125%, 9/1/27	151,000	152,042
Electric Utilities — 0.7%
NRG Energy, Inc., 2.75%, 6/1/48	134,000	137,752
Electronic Equipment, Instruments and Components — 2.0%
Insight Enterprises, Inc., 0.75%, 2/15/25	121,000	240,427
Vishay Intertechnology, Inc., 2.25%, 6/15/25	148,000	152,317
		392,744
Entertainment — 2.0%
iQIYI, Inc., 4.00%, 12/15/26	120,000	112,500
Live Nation Entertainment, Inc., 3.125%, 1/15/29(2)(3)	66,000	69,036
Pandora Media LLC, 1.75%, 12/1/23	55,000	54,443
Sea Ltd., 0.25%, 9/15/26	190,000	152,950
		388,929
Financial Services — 1.8%
Block, Inc., 0.25%, 11/1/27	250,000	191,875

Shift4 Payments, Inc., 0.50%, 8/1/27	181,000	157,017
		348,892
Food Products — 1.2%
Post Holdings, Inc., 2.50%, 8/15/27(3)	225,000	228,983
Ground Transportation — 0.9%
Uber Technologies, Inc., 0.00%, 12/15/25(1)	206,000	185,802
Health Care Equipment and Supplies — 7.3%
CONMED Corp., 2.625%, 2/1/24	102,000	141,984
Dexcom, Inc., 0.25%, 11/15/25	365,000	381,644
Envista Holdings Corp., 2.375%, 6/1/25	92,000	147,145
Haemonetics Corp., 0.00%, 3/1/26(1)	162,000	139,012
Insulet Corp., 0.375%, 9/1/26	203,000	270,599
Integer Holdings Corp., 2.125%, 2/15/28(3)	120,000	136,560
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	194,000	175,279
Omnicell, Inc., 0.25%, 9/15/25(2)	45,000	45,337
		1,437,560
Health Care Providers and Services — 0.6%
Guardant Health, Inc., 0.00%, 11/15/27(1)	176,000	123,429
Hotel & Resort REITs — 0.9%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	158,000	134,205
Summit Hotel Properties, Inc., 1.50%, 2/15/26	59,000	50,852
		185,057
Hotels, Restaurants and Leisure — 5.5%
Airbnb, Inc., 0.00%, 3/15/26(1)	197,000	171,094
Booking Holdings, Inc., 0.75%, 5/1/25	168,000	238,981
Carnival Corp., 5.75%, 12/1/27(3)	67,000	78,725
DraftKings Holdings, Inc., 0.00%, 3/15/28(1)	115,000	86,078
Expedia Group, Inc., 0.00%, 2/15/26(1)	88,000	77,558
Marriott Vacations Worldwide Corp., 0.00%, 1/15/26(1)	132,000	123,948
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(3)	94,000	89,441
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25(3)	89,000	159,444
Vail Resorts, Inc., 0.00%, 1/1/26(1)	65,000	58,703
		1,083,972
Interactive Media and Services — 0.7%
Snap, Inc., 0.75%, 8/1/26	65,000	58,061
Ziff Davis, Inc., 1.75%, 11/1/26(3)	98,000	87,759
		145,820
IT Services — 3.4%
Akamai Technologies, Inc., 0.375%, 9/1/27	316,000	313,664
MongoDB, Inc., 0.25%, 1/15/26	46,000	69,357
Okta, Inc., 0.375%, 6/15/26	164,000	143,418
Perficient, Inc., 0.125%, 11/15/26	93,000	76,027
Wix.com Ltd., 0.00%, 8/15/25(1)	82,000	71,299
		673,765
Leisure Products — 0.3%
Topgolf Callaway Brands Corp., 2.75%, 5/1/26	52,000	61,750
Life Sciences Tools and Services — 0.9%
Illumina, Inc., 0.00%, 8/15/23(1)	181,000	179,561
Machinery — 0.5%
Middleby Corp., 1.00%, 9/1/25	77,000	89,652
Media — 3.0%
Cable One, Inc., 1.125%, 3/15/28	130,000	97,435
Liberty Broadband Corp., 3.125%, 3/31/53(3)	521,000	495,992
		593,427

Metals and Mining — 0.9%
Ivanhoe Mines Ltd., 2.50%, 4/15/26(3)	74,000	87,472
MP Materials Corp., 0.25%, 4/1/26(3)	102,000	88,291
		175,763
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	152,000	125,210
PennyMac Corp., 5.50%, 3/15/26	153,000	131,276
		256,486
Oil, Gas and Consumable Fuels — 2.2%
EQT Corp., 1.75%, 5/1/26	41,000	98,117
Pioneer Natural Resources Co., 0.25%, 5/15/25	161,000	336,732
		434,849
Passenger Airlines — 1.4%
American Airlines Group, Inc., 6.50%, 7/1/25	120,000	139,266
Southwest Airlines Co., 1.25%, 5/1/25(2)	122,000	129,716
		268,982
Pharmaceuticals — 2.3%
Jazz Investments I Ltd., 2.00%, 6/15/26	276,000	286,005
Pacira BioSciences, Inc., 0.75%, 8/1/25	105,000	95,944
Revance Therapeutics, Inc., 1.75%, 2/15/27	70,000	82,985
		464,934
Professional Services — 2.5%
FTI Consulting, Inc., 2.00%, 8/15/23	108,000	201,042
KBR, Inc., 2.50%, 11/1/23	127,000	295,656
		496,698
Semiconductors and Semiconductor Equipment — 4.1%
Enphase Energy, Inc., 0.00%, 3/1/26(1)	141,000	135,877
Impinj, Inc., 1.125%, 5/15/27	63,000	73,748
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	198,000	193,248
Microchip Technology, Inc., 0.125%, 11/15/24	165,000	175,725
ON Semiconductor Corp., 0.00%, 5/1/27(1)	93,000	154,101
Wolfspeed, Inc., 0.25%, 2/15/28	117,000	84,708
		817,407
Software — 16.8%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)	101,000	86,608
Alteryx, Inc., 1.00%, 8/1/26	83,000	69,928
Bentley Systems, Inc., 0.125%, 1/15/26	238,000	236,970
Bills Holdings, Inc., 0.00%, 4/1/27(1)	225,000	182,953
Confluent, Inc., 0.00%, 1/15/27(1)	90,000	73,125
CyberArk Software Ltd., 0.00%, 11/15/24(1)	110,000	126,156
Datadog, Inc., 0.125%, 6/15/25	74,000	90,391
Dropbox, Inc., 0.00%, 3/1/28(1)	131,000	118,227
Envestnet, Inc., 2.625%, 12/1/27(3)	106,000	105,576
Five9, Inc., 0.50%, 6/1/25	70,000	64,820
Guidewire Software, Inc., 1.25%, 3/15/25	73,000	72,161
HubSpot, Inc., 0.375%, 6/1/25	89,000	165,629
InterDigital, Inc., 3.50%, 6/1/27(3)	74,000	90,835
Palo Alto Networks, Inc., 0.375%, 6/1/25	191,000	411,891
Pegasystems, Inc., 0.75%, 3/1/25	99,000	90,654
Progress Software Corp., 1.00%, 4/15/26	264,000	297,660
Q2 Holdings, Inc., 0.75%, 6/1/26	93,000	79,403
Rapid7, Inc., 0.25%, 3/15/27	138,000	124,890
Splunk, Inc., 1.125%, 9/15/25	139,000	136,567
Tyler Technologies, Inc., 0.25%, 3/15/26	255,000	260,355

Unity Software, Inc., 0.00%, 11/15/26(1)	91,000	72,072
Varonis Systems, Inc., 1.25%, 8/15/25	139,000	153,734
Workiva, Inc., 1.125%, 8/15/26	121,000	165,770
Zscaler, Inc., 0.125%, 7/1/25	51,000	57,503
		3,333,878
Specialty Retail — 1.0%
Burlington Stores, Inc., 2.25%, 4/15/25(2)	108,000	109,215
Match Group Financeco 3, Inc., 2.00%, 1/15/30(3)	115,000	95,669
		204,884
Technology Hardware, Storage and Peripherals — 0.9%
Western Digital Corp., 1.50%, 2/1/24	184,000	178,848
TOTAL CONVERTIBLE BONDS (Cost $16,707,585)		15,579,881
CONVERTIBLE PREFERRED STOCKS — 12.9%
Banks — 2.8%
Bank of America Corp., 7.25%	243	282,487
Wells Fargo & Co., 7.50%	238	271,082
		553,569
Capital Markets — 1.4%
AMG Capital Trust II, 5.15%, 10/15/37	2,481	123,008
KKR & Co., Inc., 6.00%, 9/15/23	2,571	157,622
		280,630
Electric Utilities — 4.1%
American Electric Power Co., Inc., 6.125%, 8/15/23(2)	5,072	247,598
NextEra Energy, Inc., 6.22%, 9/1/23(2)	6,150	294,985
PG&E Corp., 5.50%, 8/16/23	1,834	270,056
		812,639
Gas Utilities — 0.6%
Spire, Inc., 7.50%, 3/1/24	2,630	125,083
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., 6.875%, 2/15/24	615	48,025
Industrial REITs — 0.6%
LXP Industrial Trust, 6.50%	2,363	110,069
Multi-Utilities — 1.2%
NiSource, Inc., 7.75%, 3/1/24	2,410	243,844
Wireless Telecommunication Services — 2.0%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23(3)	339	388,524
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,845,546)		2,562,383
COMMON STOCKS — 4.0%
Biotechnology — 0.3%
PTC Therapeutics, Inc.(4)	1,359	57,037
Consumer Finance — 0.2%
Encore Capital Group, Inc.(4)	924	39,797
Health Care Equipment and Supplies — 1.1%
Becton Dickinson & Co.	600	145,056
Boston Scientific Corp.(4)	1,511	77,786
		222,842
Hotels, Restaurants and Leisure — 0.7%
Bloomin' Brands, Inc.	5,856	139,900
Machinery — 0.4%
Chart Industries, Inc.(4)	722	79,225
Metals and Mining — 0.5%
ArcelorMittal SA, NY Shares(2)	4,086	101,946

Semiconductors and Semiconductor Equipment — 0.8%
Silicon Laboratories, Inc.(4)	1,150	161,771
TOTAL COMMON STOCKS (Cost $894,693)		802,518
SHORT-TERM INVESTMENTS — 6.2%
Money Market Funds — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	790,493	790,493
State Street Navigator Securities Lending Government Money Market Portfolio(5)	437,570	437,570
TOTAL SHORT-TERM INVESTMENTS (Cost $1,228,063)		1,228,063
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $21,675,887)		20,172,845
OTHER ASSETS AND LIABILITIES — (1.8)%		(365,608)
TOTAL NET ASSETS — 100.0%		$19,807,237

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $471,197. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,276,819, which represented 11.5% of total net assets.
(4)Non-income producing.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $484,478, which includes securities collateral of $46,908.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$15,579,881	—
Convertible Preferred Stocks	—	2,562,383	—
Common Stocks	$802,518	—	—
Short-Term Investments	1,228,063	—	—
	$2,030,581	$18,142,264	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.